Leases	12 Months Ended
Jul. 02, 2011
Leases [Abstract]
Leases
11. LEASES
     Sysco has obligations under capital and operating leases for certain distribution facilities, vehicles and computers. Total rental expense under operating leases was $79.3 million, $80.7 million, and $83.7 million in fiscal 2011, 2010 and 2009, respectively. Contingent rentals, subleases and assets and obligations under capital leases are not significant.
     Aggregate minimum lease payments by fiscal year under existing non-capitalized long-term leases are as follows:

Amount
(In thousands)
2012	$50,962
2013	39,239
2014	30,531
2015	24,814
2016	18,665
Thereafter	57,426